CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 446,000,000		$ 516,000,000
Prepaid expenses	49,000,000		42,000,000
Total current assets	1,284,000,000		1,052,000,000
Total assets	3,851,000,000		3,771,000,000
Current liabilities:
Total current liabilities	777,000,000		721,000,000
Total liabilities	2,585,000,000		2,277,000,000
Commitments and contingencies (Note 7)
Shareholders' deficit:
Additional paid-in capital	244,000,000		2,560,000,000
Accumulated deficit	(128,000,000)		(1,065,000,000)
Total equity of the Company's stockholders	86,000,000		1,333,000,000
Total liabilities, preferred shares, and stockholders' equity	3,851,000,000		3,771,000,000
Apollo Strategic Growth Capital
Current assets:
Cash		$ 80,242	161,277		$ 257,872
Prepaid expenses		336,193	495,915		1,125,255
Total current assets		416,435	657,192		1,383,127
Investments held in Trust Account		817,678,426	817,356,537		816,985,533
Total assets		818,094,861	818,013,729		818,368,660
Current liabilities:
Accounts payable and accrued offering costs		5,594,897	6,560,426		383,164
Advances from related party		4,258,589	2,040,211		373,517	$ 0
Note payable - Sponsor		5,800,000	5,800,000		1,500,000
Total current liabilities		15,653,486	14,400,637		2,256,681
Derivative warrant liabilities		60,098,285	55,943,533		74,642,310
Deferred underwriting compensation		28,588,350	28,588,350		28,588,350
Total liabilities		104,340,121	98,932,520		105,487,341
Commitments and contingencies (Note 7)
Temporary Equity:
Class A ordinary shares subject to possible redemption; 81,681,000 shares (at $10.00 per share) as of March 31, 2022 and December 31, 2021		816,810,000	816,810,000		816,810,000
Shareholders' deficit:
Preferred shares, $0.00005 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit		(103,056,281)	(97,729,812)		(103,929,702)
Total equity of the Company's stockholders		(103,055,260)	(97,728,791)	$ (83,645,535)	(103,928,681)	$ 1,854
Total liabilities, preferred shares, and stockholders' equity		818,094,861	818,013,729		818,368,660
Class A common stock
Shareholders' deficit:
Ordinary shares
Class A common stock | Apollo Strategic Growth Capital
Temporary Equity:
Class A ordinary shares subject to possible redemption; 81,681,000 shares (at $10.00 per share) as of March 31, 2022 and December 31, 2021		816,810,000	816,810,000		816,810,000
Shareholders' deficit:
Ordinary shares
Class B common stock
Shareholders' deficit:
Ordinary shares
Class B common stock | Apollo Strategic Growth Capital
Shareholders' deficit:
Ordinary shares		$ 1,021	$ 1,021		$ 1,021